UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05617

Taiwan Greater China Fund

(Exact name of registrant as specified in charter)

Bank Tower, Room 1001
205 Dun Hua North Road
Taipei 105, Taiwan
Republic of China
(Address of principal executive offices)           (Zip code)

Brown Brothers Harriman and Co.
50 Milk Street
Boston, MA 02109-3661
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-343-9567

Date of fiscal year end: December 31, 2007
Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TAIWAN GREATER CHINA FUND
Schedule of Investments (Unaudited) / March 31, 2007

COMMON STOCK — 99.92%			% of	U.S. Dollar
Cement — 2.73%			Net Assets	Value
1,430,960	shs.	Asia Cement Corp.	1.25	$1,383,844
1,943,185		Taiwan Cement Corp.	1.48	1,638,431
				3,022,275
Chemicals — 1.09%
714,100		Eternal Chemical Co., Ltd.	1.09	1,204,212

Communications Equipment — 0.36%
227,774		D-Link Corp.	0.36	399,936

Computer Peripherals/ODM — 5.71%
1,116,337	*	BenQ Corp.	0.40	445,327
384,000	*	Foxconn International Holdings, Ltd.	1.06	1,169,526
79,680		High Tech Computer Corp.	1.11	1,228,087
1,830,119		Lite-on Technology Corp.	2.14	2,364,423
996,411		Mitac International Corp.	1.00	1,106,638
				6,314,001
Computer Systems & Hardware — 18.28%
591,325		Acer Inc.	1.03	1,134,775
76,528		Advantech Co., Ltd.	0.22	245,152
1,965,060		Asustek Computer Inc.	4.19	4,632,124
700,496		Compal Electronics Inc.	0.53	592,753
1,807,291		Hon Hai Precision Industry Co., Ltd.	10.96	12,125,254
673,013		Quanta Computer Inc.	0.93	1,027,128
1,093,000	*	Tatung Co., Ltd.	0.42	462,443
				20,219,629
Electrical & Machinery — 2.02%
565,000		Fu Sheng Industrial Co., Ltd.	0.50	549,812
575,000		Teco Electric & Machinery Co., Ltd.	0.26	291,936
2,709,837	*	Walsin Lihwa Corp.	1.26	1,388,106
				2,229,854
Electronic Components — 16.04%
147,000		A-DATA Technology Co., Ltd.	0.55	608,622
333,641		Catcher Technology Co., Ltd.	2.37	2,621,577
205,513		Cheng Uei Precision Industry Co., Ltd.	0.65	714,245
1,468,186		Delta Electronics Inc.	4.29	4,747,606
481,690		Foxconn Technology Co., Ltd.	4.94	5,466,223
29,993		Largan Precision Co., Ltd.	0.40	436,441
87,079		Merry Electronics Co., Ltd.	0.27	294,741
19,178		Motech Industry Co., Ltd.	0.24	267,186
94,000		Nan Ya Printed Circuit Board Corp.	0.56	622,131
110,000		Shin Zu Shing Co., Ltd.	0.64	708,080
629,000		Wintek Corp.	0.48	535,105
1,747,000	*	Yageo Corp.	0.65	712,749
				17,734,706
Flat-Panel Displays — 5.87%
3,237,148		AU Optronics Corp.	4.18	4,627,362
930,177		Chi Mei Optoelectronics Corp.	0.88	969,827
4,676,951	*	Chunghwa Picture Tubes, Ltd.	0.81	894,698
				6,491,887

TAIWAN GREATER CHINA FUND
Schedule of Investments (Continued) (Unaudited) / March 31, 2007
			% of	U.S. Dollar
Food — 3.45%			Net Assets	Value
1,408,000	shs.	Tingyi (Cayman Islands) Holdings Corp.	1.22	$1,353,145
2,569,000		Uni-President Enterprise Corp.	2.23	2,461,122
				3,814,267
Glass, Paper & Pulp — 0.93%
645,154		Taiwan Glass Ind. Corp.	0.48	531,300
1,234,067		Yuen Foong Yu Paper Manufacturing Co., Ltd.	0.45	496,021
				1,027,321
Plastics — 10.11%
1,457,299		Formosa Chemicals & Fiber Corp.	2.53	2,796,612
1,176,983		Formosa Plastics Corp.	2.02	2,233,776
3,279,319		Nan Ya Plastics Corp.	5.56	6,144,480
				11,174,868
Retailing — 0.40%
179,512		President Chain Store Corp.	0.40	439,429

Rubber — 1.13%
1,334,940		Cheng Shin Rubber Ind. Co., Ltd.	1.13	1,246,608

Semiconductors — 16.57%
1,680,304	*	Advanced Semiconductor Engineering Inc.	1.80	1,993,138
218,400		MediaTek Inc.	2.27	2,508,107
128,743		Novatek Microelectronics Corp.	0.50	556,377
436,318		Powerchip Semiconductor Corp.	0.24	261,083
333,000		Realtek Semiconductor Corp.	0.66	731,625
616,332		Siliconware Precision Industries Co., Ltd.	1.05	1,154,825
4,156,746		Taiwan Semiconductor Manufacturing Co., Ltd.	7.71	8,529,686
4,481,861		United Microelectronics Corp.	2.34	2,587,030
				18,321,871
Steel — 8.03%
7,876,149		China Steel Corp.	8.03	8,878,356

Textiles — 0.98%
1,258,515		Far Eastern Textile Ltd.	0.98	1,083,960

Transportation — 0.78%
231,052	*	China Airlines Ltd.	0.09	102,994
258,471		Eva Airways Corp.	0.10	104,671
180,706		Evergreen Marine Corp. (Taiwan), Ltd.	0.11	115,230
169,000		U-Ming Marine Transport Corp.	0.25	280,905
185,572		Wan Hai Lines Ltd.	0.11	123,941
198,227		Yang Ming Marine Transport Corp.	0.12	136,586
864,327
Other — 5.44%
343,000		Giant Manufacturing Co., Ltd.	0.48	531,767
293,275		Johnson Health Tech Co., Ltd.	1.96	2,171,455
293,000		Merida Industry Co., Ltd.	0.31	339,138
289,519		Nien Made Enterprise Co., Ltd.	0.24	270,362
1,653,345		Pou Chen Corp.	1.60	1,768,791
193,000		Yue Yuen Industrial Holdings, Ltd.	0.59	650,788
156,000		Yung Chi Paint & Varnish Manufacturing Co., Ltd.	0.26	285,226
				6,017,527
TOTAL COMMON STOCK (COST $85,637,508)				110,485,034
TAIWAN GREATER CHINA FUND
Schedule of Investments (Continued) (Unaudited) / March 31, 2007

SHORT-TERM SECURITIES — 0.05%			% of	U.S. Dollar
Time Deposit — 0.05%			Net Assets	Value
Brown Brothers Harriman—Grand Cayman, 4.79%, Due 04/02/07			0.05	$60,773

TOTAL INVESTMENTS IN SECURITIES AT FAIR VALUE			99.97	110,545,807
(COST $85,698,281)

OTHER ASSETS (LESS LIABILITIES)			0.03	31,807

NET ASSETS			100.00	$110,577,614

At March 31, 2007, the cost of investments, excluding short-term investments, for U.S. federal income tax purposes was approximately equal to the cost of such investments for financial reporting purposes. At March 31, 2007, the unrealized appreciation of $24,847,526 for financial reporting purposes consisted of $29,088,719 of gross unrealized appreciation and $4,241,193 of gross unrealized depreciation.

* Non-income producing: These stocks did not pay a cash dividend during the past year.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as of a date within 90 days of the filing date of this report based on their evaluation of such disclosure controls and procedures as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended:

See Exhibit 99.Cert attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Taiwan Greater China Fund

By: /s/ Steven R. Champion
Name: Steven R. Champion
Title: Chief Executive Officer and President

Date: May 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Steven R. Champion
Name: Steven R. Champion
Title: Chief Executive Officer and President

By: /s/ Cheryl Chang
Name: Cheryl Chang
Title: Chief Financial Officer

Date: May 11, 2007